Lease commitments	12 Months Ended
Dec. 31, 2020
Lease commitments
Lease commitments

23.           Lease commitments

The Company is committed to future minimum lease payments for short-term leases and a long-term lease with a lease commencement date of March 1, 2021, for which no lease liability has been recognized as at December 31, 2020 (Note 10). The leases are related to rental of office premises and kiosk locations. The details of lease commitments as at December 31, 2020 are as follows:

Fiscal year	Amount
2021	$746,126
2022	220,636
2023	146,877
2024	152,351
2025 and after	178,807
Total	$1,444,797